Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 3,492,269	$ 1,044,189
Due to a related party	377,031	50,378
Total financial liabilities	3,869,300	$ 1,094,567
Due Within A Year [Member]
Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	3,492,269
Due to a related party	377,031
Total financial liabilities	$ 3,869,300